Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

25. Subsequent events

On March 26, 2019, the Company announced the strategic spin out of the Dystrophic Epidermolysis Bullosa (DEB) activities into the newly formed company, Wings Therapeutics. This company is formed and financed by EB Research Partnership (EBRP), the largest global non-profit dedicating to treating and curing EB. Wings Therapeutics will focus on developing therapies for DEB and continue to conduct clinical trials with QR-313 in exon 73 as well as progress other RNA molecules that are designed for other mutations that cause DEB. ProQR has a minority stake in Wings Therapeutics and will be eligible for milestone and royalty rights to commercial products. The financial impact on the Company is estimated to be immaterial.